Related Party Transactions - Schedule of Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Service revenue and product sales	$ 4,671	$ 10,356	$ 11,902
Operating costs	14,009	21,223	23,015
Entity with common director or management figure | OPAP S.A.
Related Party Transaction [Line Items]
Service revenue and product sales	4,437	4,036	3,153
De Agostini Group
Related Party Transaction [Line Items]
Service revenue and product sales	19	21	380
Ringmaster S.r.l. | Joint venture
Related Party Transaction [Line Items]
Service revenue and product sales	156	239	535
Operating costs	9,535	12,651	14,808
Assicurazioni Generali S.p.A. | Entity with common director or management figure
Related Party Transaction [Line Items]
Operating costs	3,102	3,003	3,641
Autogrill S.p.A. | Director
Related Party Transaction [Line Items]
Service revenue and product sales	59	6,060	7,834
Autogrill S.p.A. | De Agostini Group
Related Party Transaction [Line Items]
Operating costs	678	0	0
Willis Towers Watson | Director
Related Party Transaction [Line Items]
Operating costs	550	5,000	3,300
OPAP S.A.
Related Party Transaction [Line Items]
Operating costs	87	0	0
De Agostini Group | De Agostini Group
Related Party Transaction [Line Items]
Operating costs	$ 57	$ 569	$ 1,266